provisions (Tables)	6 Months Ended
Jun. 30, 2018
provisions
Schedule of other provisions

(millions)	Asset retirement obligation	Employee related	Written put options 1	Other	Total
As at April 1, 2018	$353	$39	$296	$107	$795
Additions	—	19	5	4	28
Reversal	—	—	—	(1)	(1)
Use	(1)	(13)	—	(6)	(20)
Interest effect	3	—	3	—	6
Effects of foreign exchange, net	—	—	—	—	—

As at June 30, 2018	$355	$45	$304	$104	$808

As at January 1, 2018	$351	$36	$82	$120	$589
Additions	—	50	204	6	260
Reversal	—	—	—	(2)	(2)
Use	(2)	(41)	—	(20)	(63)
Interest effect	6	—	4	—	10
Effects of foreign exchange, net	—	—	14	—	14

As at June 30, 2018	$355	$45	$304	$104	$808

Current	$4	$41	$24	$37	$106
Non-current	351	4	280	67	702

As at June 30, 2018	$355	$45	$304	$104	$808

(1)	The January 1, 2018, opening balance for written put options has been adjusted as set out in Note 18(c).